LKCM International Equity Fund

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 88.8%	Shares	Value
Australia - 1.8%
Capital Markets - 1.8%
Macquarie Group Ltd.	11,836	$1,681,385

Canada - 9.0%
Banks - 2.2%
Royal Bank of Canada	12,857	2,078,414

Ground Transportation - 2.1%
Canadian Pacific Kansas City Ltd.	24,583	1,934,513

Oil, Gas & Consumable Fuels - 4.7%
Cameco Corp.	20,960	2,279,368
Canadian Natural Resources Ltd.	43,903	2,141,656

		4,421,024

Total Canada		8,433,951

Finland - 1.9%
Banks - 1.9%
Nordea Bank Abp	105,105	1,802,859

France - 12.4%
Aerospace & Defense - 1.5%
Safran SA	4,244	1,388,768

Chemicals - 2.2%
Air Liquide SA	10,171	2,102,341

Commercial Services & Supplies - 2.1%
Elis SA	70,147	1,986,463

Electrical Equipment - 1.9%
Schneider Electric SA	6,468	1,761,773

IT Services - 0.9%
Capgemini SE	6,766	798,381

Personal Care Products - 2.0%
L’Oreal SA	4,497	1,836,091

Textiles, Apparel & Luxury Goods - 1.8%
LVMH Moet Hennessy Louis Vuitton SE	3,098	1,693,529
Total France		11,567,346

Germany - 11.4%
Diversified Telecommunication Services - 2.2%
Deutsche Telekom AG	54,528	2,035,173

Insurance - 2.1%
Allianz SE	4,709	1,988,708

Semiconductors & Semiconductor Equipment - 2.1%
Infineon Technologies AG	43,287	1,963,773

Software - 3.1%
Nemetschek SE	16,870	1,262,894
SAP SE	9,892	1,686,423

		2,949,317

Textiles, Apparel & Luxury Goods - 1.9%
Adidas AG	10,837	1,754,050

Total Germany		10,691,021

Ireland - 1. 7%
Construction Materials - 1.7%
CRH PLC	15,479	1,627,152

Italy - 2.1%
Pharmaceuticals - 1.5%
Recordati Industria Chimica e Farmaceutica SpA	24,501	1,402,899

Textiles, Apparel & Luxury Goods - 0.6%
Moncler SpA	9,372	564,277

Total Italy		1,967,176

Japan - 4.6%
Chemicals - 2.2%
Shin-Etsu Chemical Co. Ltd.	50,057	2,038,261

Insurance - 2.4%
Tokio Marine Holdings, Inc.	47,951	2,250,867

Total Japan		4,289,128

Netherlands - 7.7%
Banks - 2.2%
ING Groep NV	78,413	2,035,351

Capital Markets - 2.1%
Euronext NV (a)	12,068	1,937,912

Food Products - 0.1%
Magnum Ice Cream Co. NV (b)	5,173	76,124

Professional Services - 0.6%
Wolters Kluwer NV	7,600	567,634

Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	1,907	2,535,858

Total Netherlands		7,152,879

Norway - 2.3%
Diversified Telecommunication Services - 2.3%
Telenor ASA	121,174	2,137,946

Spain - 1.6%
Machinery - 1.6%
Fluidra SA	65,537	1,520,213

Sweden - 1.9%
Financial Services - 1.9%
Investor AB (b)	45,816	1,735,269

Switzerland - 10.4%
Beverages - 2.1%
Coca-Cola HBC AG	34,767	1,958,385

Capital Markets - 2.0%
Julius Baer Group Ltd.	25,092	1,845,617

Electrical Equipment - 2.0%
ABB Ltd.	23,792	1,934,479

Health Care Equipment & Supplies - 2.0%
Alcon AG	24,983	1,888,471

Life Sciences Tools & Services - 2.3%
Lonza Group AG	3,327	2,134,332
Total Switzerland		9,761,284

United Kingdom - 20.0%
Aerospace & Defense - 2.2%
BAE Systems PLC	69,935	2,050,377

Banks - 2.0%
Barclays PLC	355,842	1,862,282

Electronic Equipment, Instruments & Components - 2.3%
Halma PLC	41,526	2,119,090

Hotels, Restaurants & Leisure - 3.6%
Compass Group PLC (b)	59,214	1,652,115
InterContinental Hotels Group PLC	12,685	1,672,833

		3,324,948

Oil, Gas & Consumable Fuels - 2.4%
Shell PLC	48,337	2,238,716

Personal Care Products - 1.4%
Unilever PLC	24,757	1,359,136

Pharmaceuticals - 4.4%
AstraZeneca PLC	10,956	2,142,323
Haleon PLC	390,041	1,930,298

		4,072,621

Software - 0.2%
Sage Group PLC	19,115	214,190

Trading Companies & Distributors - 1.5%
Diploma PLC	17,558	1,401,857

Total United Kingdom		18,643,217

TOTAL COMMON STOCKS (Cost $61,362,293)		83,010,826

PREFERRED STOCKS - 2.1%	Shares	Value

Germany - 2.1%
Life Sciences Tools & Services - 2.1%
Sartorius AG, 0.00%	7,719	1,931,432

TOTAL PREFERRED STOCKS (Cost $2,002,006)		1,931,432

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 8.8%	Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.53% (c)	2,726,876	2,726,876
Invesco Government & Agency Portfolio - Institutional Class, 3.58% (c)	2,732,293	2,732,293
MSILF Government Portfolio - Institutional Class, 3.57% (c)	2,732,292	2,732,292

TOTAL MONEY MARKET FUNDS (Cost $8,191,461)		8,191,461

TOTAL INVESTMENTS - 99.7% (Cost $71,555,760)		93,133,719
Other Assets in Excess of Liabilities - 0.3%		323,081

TOTAL NET ASSETS - 100.0%		$93,456,800

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,937,912 or 2.1% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LKCM International Equity Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks:
Australia	$–	$1,681,385	$–	$1,681,385
Canada	8,433,951	–	–	8,433,951
Finland	–	1,802,859	–	1,802,859
France	–	11,567,346	–	11,567,346
Germany	–	10,691,021	–	10,691,021
Ireland	1,627,152	–	–	1,627,152
Italy	–	1,967,176	–	1,967,176
Japan	–	4,289,128	–	4,289,128
Netherlands	–	7,152,879	–	7,152,879
Norway	–	2,137,946	–	2,137,946
Spain	–	1,520,213	–	1,520,213
Sweden	–	1,735,269	–	1,735,269
Switzerland	–	9,761,284	–	9,761,284
United Kingdom	–	18,643,217	–	18,643,217

Common Stocks - Total	10,061,103	72,949,723	–	83,010,826
Preferred Stocks:
Germany	$–	$1,931,432	$–	$1,931,432

Preferred Stocks - Total	–	1,931,432	–	1,931,432
Money Market Funds	8,191,461	–	–	8,191,461

Total Investments	$18,252,564	$74,881,155	$–	$93,133,719

Allocation of Portfolio Holdings by Country as of March 31, 2026

(% of Net Assets)

United Kingdom	$18,643,217	20.0%
Germany	12,622,453	13.5
France	11,567,346	12.4
Switzerland	9,761,284	10.4
Canada	8,433,951	9.0
Netherlands	7,152,879	7.7
Japan	4,289,128	4.6
Norway	2,137,946	2.3
Italy	1,967,176	2.1
Finland	1,802,859	1.9
Sweden	1,735,269	1.9
Australia	1,681,385	1.8
Ireland	1,627,152	1.7
Spain	1,520,213	1.6
United States	8,191,461	8.8
Other Assets in Excess of Liabilities	323,081	0.3

	$93,456,800	100.0%

Sector Classification as of March 31, 2026

(% of Net Assets)

Financials	$19,218,664	20.6%
Industrials	14,546,077	15.5
Health Care	11,429,755	12.3
Information Technology	10,580,609	11.3
Consumer Discretionary	7,336,804	7.9
Energy	6,659,740	7.1
Materials	5,767,754	6.1
Consumer Staples	5,229,736	5.6
Communication Services	4,173,119	4.5
Money Market Funds	8,191,461	8.8
Other Assets in Excess of Liabilities	323,081	0.3

	$93,456,800	100.0%